31. Net Operating Revenue (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	R$ 2,457,562	R$ 2,020,674	R$ 2,022,232
Energy Development Account - "CDE Energia"
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	1,840,283	718,154	790,117
Other charges - rate flags
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	423,098	420,027	203,671
Research and development and energy efficiency - R&D and EEP
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	123,306	117,390	100,039
Global Reversion Reserve - RGR quota
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	48,512	46,825	42,887
Energy Development Account - "CDE Uso"
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	12,211	708,555	876,361
Inspection fee
DisclosureOfRegulatoryChargesLineItems [Line Items]
Regulatory charges	R$ 10,152	R$ 9,723	R$ 9,157